Discontinued operations and assets and liabilities held for sale - Assets and liabilities held for sale (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets and right of use assets	$ 2,805	$ 2,750	$ 3,553
Deferred taxation	83	105	0
Assets held for sale	7,874	6,863	6,907
Liabilities held for sale	4,826	4,187	$ 4,127
Disposal groups classified as held for sale
Assets And Liabilities Classified As Held For Sale [Line Items]
Assets held for sale	546	601
South African asssets | Disposal groups classified as held for sale
Assets And Liabilities Classified As Held For Sale [Line Items]
Tangible assets and right of use assets	378	429
Other investments	69	84
Inventories	31	37
Trade, other receivables and other assets	3	4
Deferred taxation	40	15
Cash and cash restricted for use	5	12
Assets held for sale	526	581
Lease liabilities	2	3
Environmental rehabilitation and other provisions	196	211
Trade and other payables	65	58
Liabilities held for sale	263	272
Net assets held for sale	263	309
Societe D’Exploitation Des Mines D’Or De Sadiola S.A. | Disposal groups classified as held for sale
Assets And Liabilities Classified As Held For Sale [Line Items]
Assets held for sale	$ 20	$ 20